Contracted concessional assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Contracted Concessional Assets [Abstract]
Contracted concessional assets	$ 7,644,952		$ 8,021,568
Impairment loss on contracted concessional financial assets	0	$ 0
Impairment provision based on expected credit losses on contracted concessional financial assets	13,000	$ (20,000)
Financial assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	766,350		811,636
Financial assets under IFRS 16 lessor [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	3,023		2,843
Intangible assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	6,035,519		6,433,194
Intangible assets under IFRS 16 lessee [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	73,745		68,713
Property, plant and equipment under IAS 16 and other intangible assets under IAS 38 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	766,315		705,182
Cost [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	10,746,609		11,019,135
Cost [Member] | Financial assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	841,790		874,525
Cost [Member] | Financial assets under IFRS 16 lessor [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	3,023		2,843
Cost [Member] | Intangible assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	8,881,929		9,202,539
Cost [Member] | Intangible assets under IFRS 16 lessee [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	89,067		82,818
Cost [Member] | Property, plant and equipment under IAS 16 and other intangible assets under IAS 38 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	930,800		856,410
Amortization and Impairment [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	(3,101,657)		(2,997,567)
Amortization and Impairment [Member] | Financial assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	(75,440)		(62,889)
Amortization and Impairment [Member] | Financial assets under IFRS 16 lessor [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	0		0
Amortization and Impairment [Member] | Intangible assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	(2,846,410)		(2,769,345)
Amortization and Impairment [Member] | Intangible assets under IFRS 16 lessee [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	(15,322)		(14,105)
Amortization and Impairment [Member] | Property, plant and equipment under IAS 16 and other intangible assets under IAS 38 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	$ (164,485)		$ (151,228)